May 05, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Asset Fund (the "Fund")
                  File Nos. 33-01719 and 811-04494
                  -----------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 30 to the Fund's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on April 30, 2010 (Accession #0000950123-10-041656).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 338-4708.

Sincerely,

/s/ Haley Butler
----------------
Haley Butler
Associate - Regulatory Administration
PNC Global Investment Servicing
99 High Street - 27th Floor
Boston, MA 02110


cc:      B. Alpert
         J. Egan
         R. Prins
         H. Robichaud
         A. Lonergan